SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities
Segment assets	$ 95,799	$ 106,437
Unallocated assets:
Income tax assets (current and deferred)	7,271	8,234
Cash and cash equivalents and short-term investments	27,327	15,231
Total assets as reported in the Group balance sheet	130,397	131,071
Segment liabilities	127,557	119,171
Unallocated liabilities:
Income tax liabilities (current and deferred)	5,059	7,187
Total liabilities as reported in the Group balance sheet	132,616	126,358
Americas [Member]
Assets and liabilities
Segment assets	58,164	69,224
Unallocated assets:
Segment liabilities	20,431	14,575
Ireland [Member]
Assets and liabilities
Segment assets	37,632	37,212
Unallocated assets:
Segment liabilities	107,080	104,396
Other Countries [Member]
Assets and liabilities
Segment assets	3	1
Unallocated assets:
Segment liabilities	$ 46	$ 200